Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
Consulting expenses	10,325	4,300	26,400	10,300	16,000	200,925
Office expenses	24,612	30,361	94,658	76,255	110,600	97,821
Depreciation expense	431	206	1,293	443	799	473
Wages and taxes	95,955	100,326	287,911	283,119	383,937	727,458
Professional fees	57,525	105,339	145,926	197,623	267,778	1,339,623
Regulatory fees	(1,664)	1,510	7,865	18,759	29,356	52,496
Research and development				9,000	16,823	165,371
Stock-based compensation				198,128	240,999	866,128
Impairment of intangible asset						82,120
Travel, meals and entertainment	21,632	21,205	43,035	35,797	51,313	74,010
TOTAL OPERATING EXPENSES	208,816	298,595	607,088	859,036	1,117,605	3,606,425
LOSS FROM OPERATIONS	(208,816)	(298,595)	(607,088)	(859,036)	(1,117,605)	(3,606,425)
OTHER INCOME (EXPENSE)
Amortization of debt discount	(33,006)	(134,975)	(105,366)	(405,963)	(531,638)	(504,269)
Change in value of derivative liability	(84,508)	(399,810)	83,946	(169,624)	563,432	1,867,621
Derivative expense	(170,250)	(47,469)	(170,250)	(382,713)	497,213	1,809,914
Forgiveness of debt						6,009
Interest expense	(43,715)	(19,872)	(186,189)	(40,127)	(185,136)	(56,531)
Interest expense related party	(155)	(2)	(385)	(226)	$ (300)	$ (67)
Loss on share issuance						$ (30,000)
Other Income Total	(331,634)	(602,128)	(378,244)	(998,653)	$ (650,855)	$ (527,151)
LOSS BEFORE PROVISION FOR INCOME TAXES	(540,450)	(900,723)	(985,332)	(1,857,689)	(1,768,460)	(4,133,576)
PROVISION FOR INCOME TAXES
NET LOSS	$ (540,450)	$ (900,723)	$ (985,332)	$ (1,857,689)	$ (1,768,460)	$ (4,133,576)	$ (3,004,937)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0.00	$ (0.02)	$ 0.00	$ (0.03)	$ (0.02)	$ (0.65)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	838,312,685	46,854,700	611,216,176	63,288,358	76,021,284	6,331,803